Dynamic Opportunities Series
Dynamic Opportunities Series Summary Section
Investment Goal
The Series’ investment objective is to provide long-term growth.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
DYNAMIC OPPORTUNITIES SERIES Shareholder Fees (fee paid directly from your investment)
Shareholder Fees Dynamic Opportunities Series (USD $)	CLASS I	CLASS S
Shareholder Fees (fee paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dynamic Opportunities Series		CLASS I	CLASS S
Management Fees		0.80%	0.80%
Distribution (12b-1) Fees		none	none
Other Expenses		0.09%	0.28%
Shareholder Services Fee		none	0.20%
Remainder of Other Expenses		0.09%	0.08%
Total Annual Fund Operating Expenses	[1]	0.89%	1.08%
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Dynamic Opportunities Series (USD $)	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
CLASS I	91	284	493	1,096
CLASS S	110	343	595	1,317

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 68% of the average value of its portfolio.
Principal Investment Strategies
The Series seeks to provide long-term growth through investments in equity securities of growth companies, which the Advisor defines generally as companies having prospective sales growth and earnings growth of at least twice the Advisor’s forecast growth rate of U.S. gross domestic product. The Series may focus its investments in a small number of companies.

The Series will generally invest in common stocks of companies with mid-size market capitalizations at time of purchase, but may also invest in companies with both smaller and larger capitalizations. The Advisor defines a company with a market capitalization of (a) less than $3 billion as a small capitalization company; (b) between $3 billion and $10 billion as a mid-size capitalization company; and (c) above $10 billion as a large capitalization company, each measured at time of purchase. The Series may invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts (ADRs). It may invest in securities issued as part of, or a short period after, a company’s initial public offering (IPO).

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to manage cash flows. The Advisor believes that purchasing ETFs may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

The Advisor uses a “bottom-up” strategy, focusing on individual security selection to identify companies that meet its investment criteria. In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:
  Companies that are strategically positioned to take advantage of underpenetrated positions in large markets.
  Strong strategic profiles (e.g., strong market position, benefits from technology, capital appreciation in a mature market and high barriers to entry).
  Disruptive companies that are creating new markets through innovative products and services or that are gaining share in existing markets by offering products and services that are a significantly better value than those offered by current competitors.

Principal Risks of Investing in the Series
Management risk — The value of your investment may decline if the Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.

Market risk — Because the Series invests in stocks, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  U.S. and/or foreign stock markets decline.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.
Small- and mid-cap risk — The Series may also have special risks due to its investments in stocks of small- and mid-size companies. These risks include the following:
  The stocks of small- and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small- and mid-size companies may be less marketable than the stocks of larger companies.
  Small- and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
“Growth” investing risk — Growth stocks can be volatile for several reasons. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may be more expensive relative to their earnings or assets compared to value or other stocks.

Foreign securities risk — Because the Series may invest in securities of foreign issuers, the Series is subject to additional risks. These include risks of adverse changes in foreign economic, political, regulatory and other conditions. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

Emerging markets risk — The Series may also have special risks due to its investments in emerging market countries. In addition to the risks discussed above relating to investments in foreign companies located in developed countries, the Series’ investments in emerging market countries are subject to the following risks:
  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.
  Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.
  It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.
  There will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.
Risks of investing in a small number of companies — The Series may focus its investments in a small number of companies. If it does, changes in the market value of a single investment could cause greater fluctuations in the Series’ share price than would occur in a fund with a broader range of holdings.

Risks related to ETFs — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Series will also bear its proportionate share of the expenses of the purchased ETF in addition to its own expenses.

Risk of initial public offerings — The Series may purchase shares issued as part of, or a short period after, a company’s initial public offering (IPO), and may at times dispose of those shares shortly after their acquisition. The Series’ purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.

Liquidity risk — The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the performance of the Class S shares of the Series for the full calendar year since its inception. The total return table shows how the average annual total returns for the Class S and Class I shares of the Series for different periods compare to those of two broad-based securities indices. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.
Calendar Year Ended December 31

Quarterly Returns Highest (quarter ended 12/31/14): 4.54% Lowest (quarter ended 09/30/14): (4.04)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIOD ENDED DECEMBER 31, 2014
Average Annual Total Returns Dynamic Opportunities Series	1 Year	Since Inception	Inception Date
Class S Shares	1.93%	1.93%	Dec. 31, 2013
Class S Shares Return After Taxes on Distributions	0.64%	0.64%	Dec. 31, 2013
Class S Shares Return After Taxes on Distributions and Sale of Series Shares	1.12%	1.12%	Dec. 31, 2013
Class I Shares	2.13%	2.13%	Dec. 31, 2013
Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes)	11.90%	11.90%	Dec. 31, 2013
Russell 2500™ Growth Index (reflects no deduction for fees, expenses, or taxes)	7.05%	7.05%	Dec. 31, 2013

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for the other share class. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.